GAIN OR LOSS ON SALE OF VESSELS (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Realized Gain (Loss) on Disposal of Assets and Termination of Vessels

(in thousands of $)	Six months ended		Six months ended
	June 30, 2024		June 30, 2023
	Proceeds	Gain/(Loss)	Proceeds	Gain/(Loss)
Disposal of investments in sales-type leases
MSC Margarita	5,991	(9)	—	—
MSC Vidhi	5,992	(8)	—	—

Disposal of vessels and equipment
Glorycrown	—	—	43,740	10,056
Everbright	—	—	41,113	6,390
SFL Weser	—	—	9,473	(13)
SFL Elbe	—	—	9,885	43
Total	11,983	(17)	104,211	16,476